Stock Based Compensation - Performance Share Units - Additional Information (Detail) - PSU	3 Months Ended				6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of information relative to Performance Share Units [line items]
Number of performance share units granted	2,850	188,560	1,590	218,670
Performance share units (PSUs) [member]
Disclosure of information relative to Performance Share Units [line items]
PSUs vesting period					3 years
Number of performance share units granted	2,850		1,590		191,410	220,260
Performance share units (PSUs) [member] | Bottom of range [member]
Disclosure of information relative to Performance Share Units [line items]
Potential Performance Factors						0.00%
Performance share units (PSUs) [member] | Top of range [member]
Disclosure of information relative to Performance Share Units [line items]
Potential Performance Factors						200.00%